Reconciliation Of Liabilities Arising From Financing Activities - Schedule of Liabilities Arising From Financing Activities (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 TWD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1, 2017	$ 275,822.4
Financing Cash Flow	(30,578.0)
Non-cash changes Foreign Exchange Movement	(9,113.6)
Non-cash changes Other Changes	(6,082.3)
Balance as of December 31, 2017	230,048.5
Short-term loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1, 2017	57,958.2
Financing Cash Flow	10,394.3
Non-cash changes Foreign Exchange Movement	(4,585.7)
Balance as of December 31, 2017	63,766.8
Bonds payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1, 2017	191,193.6
Financing Cash Flow	(38,100.0)
Non-cash changes Foreign Exchange Movement	(2,918.9)
Non-cash changes Other Changes	26.4
Balance as of December 31, 2017	150,201.1
Guarantee deposits [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1, 2017	26,670.6
Financing Cash Flow	(2,872.3)
Non-cash changes Foreign Exchange Movement	(1,609.0)
Non-cash changes Other Changes	(6,108.7)
Balance as of December 31, 2017	$ 16,080.6